Accrued Severance Pay, Net	12 Months Ended
Dec. 31, 2011
Accrued Severance Pay, Net [Abstract]
Accrued Severance Pay, Net
Note 7 - Accrued Severance Pay, Net:

A.       Accrued Liability:

The Company is liable for severance pay to its employees pursuant to the applicable local laws prevailing in the respective countries of employment and employment agreements. For Israeli employees, the liability is partially covered by individual managers' insurance policies under the name of the employee, for which the Company makes monthly payments. The Company may make withdrawals from the managers' insurance policies only for the purpose of paying severance pay.

The amounts accrued and the amounts funded with managers' insurance policies are as follows:

	December 31,
	2011	2010
	(in thousands)

Accrued severance pay	$3,446	$5,719
Less - amount funded	3,036	4,435

	$410	$1,284

B.     Expenses:

The expenses related to severance pay for the years ended December 31, 2011, 2010 and 2009 were $544, $606 and $523 thousand, respectively.

Discontinued operation includes expenses related to severance pay for the years ended December 31, 2011, 2010 and 2009 were $302, $356 and $276 thousand, respectively.